Other Receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
OTHER RECEIVABLES
NOTE 6:-	OTHER RECEIVABLES

			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2017	2018	2018
	N I S		U.S. dollars

Other receivables	60	30	8
Government authorities	185	186	50
Prepaid expenses	573	600	160

	818	816	218